Principal Accounting Policies (Details 5)	12 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 Restricted Stock Units (RSU) CNY	Dec. 31, 2013 Restricted Stock Units (RSU) CNY	Dec. 31, 2014 2000 Stock Incentive Plan	Nov. 30, 2009 2009 RSU Plan	Dec. 31, 2014 2009 RSU Plan Restricted Stock Units (RSU) CNY	Dec. 31, 2014 2009 RSU Plan Restricted Stock Units (RSU) Minimum	Dec. 31, 2014 2009 RSU Plan Restricted Stock Units (RSU) Maximum	Dec. 31, 2014 Lede Plan Stock Option USD ($)	Dec. 31, 2014 Lede Plan Stock Option CNY	Dec. 31, 2014 Lede Inc. Lede Plan Stock Option
Share-based Compensation
Percentage of annual recognition for share-based compensation costs				25.00%
Service vesting period				4 years			1 year	5 years
Resulting potential liabilities recorded under other long-term payables		106,230,000	144,433,000			106,200,000
Resulting potential liabilities recorded under accrued liabilities		137,033,000	119,851,000			137,000,000
Expiration period					10 years						6 years
Unrecognized compensation cost									$ 15,200,000	94,000,000
Number of preceding years considered for estimating forfeiture	5 years